Long-term Debt - Narrative (Detail) (USD $)	12 Months Ended												48 Months Ended		48 Months Ended		1 Months Ended				1 Months Ended				12 Months Ended		1 Months Ended		1 Months Ended							1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Conversion of preferred stock [Member]	Sep. 19, 2013 Conversion of preferred stock [Member] Series A-2 [Member]	Dec. 31, 2012 Conversion of preferred stock [Member] Series A-2 [Member]	Sep. 19, 2013 Conversion of preferred stock [Member] Series B [Member]	Dec. 31, 2012 Conversion of preferred stock [Member] Series B [Member]	Sep. 19, 2013 Conversion of preferred stock [Member] Series D [Member]	Dec. 31, 2012 Conversion of preferred stock [Member] Series D [Member]	Sep. 19, 2013 Conversion of preferred stock [Member] Series E [Member]	Dec. 31, 2012 Conversion of preferred stock [Member] Series E [Member]	Dec. 31, 2008 First Loan Agreement [Member] lender	Dec. 31, 2008 First Loan Agreement [Member] Conversion of preferred stock [Member]	Dec. 31, 2008 First Loan Agreement [Member] Conversion of preferred stock [Member] Series A-2 [Member]	Dec. 31, 2008 First Loan Agreement [Member] Conversion of preferred stock [Member] Series B [Member]	Aug. 31, 2005 First Loan Agreement [Member] Equipment Facility [Member]	Dec. 31, 2013 First Loan Agreement [Member] Equipment Facility [Member]	Dec. 31, 2012 First Loan Agreement [Member] Equipment Facility [Member]	Dec. 31, 2011 First Loan Agreement [Member] Equipment Facility [Member]	Aug. 31, 2005 First Loan Agreement [Member] Growth Capital Facility [Member]	Dec. 31, 2013 First Loan Agreement [Member] Growth Capital Facility [Member]	Dec. 31, 2012 First Loan Agreement [Member] Growth Capital Facility [Member]	Dec. 31, 2011 First Loan Agreement [Member] Growth Capital Facility [Member]	Dec. 31, 2010 Second Loan Agreement [Member] Conversion of preferred stock [Member] Series D [Member]	Dec. 31, 2011 Second Loan Agreement [Member] Conversion of preferred stock [Member] Series E [Member]	Jun. 30, 2010 Second Loan Agreement [Member] Loans Payable [Member]	Dec. 31, 2010 Second Loan Agreement [Member] Loans Payable [Member]	Aug. 31, 2013 Second Loan Agreement [Member] Equipment Facility [Member]	Jun. 30, 2010 Second Loan Agreement [Member] Equipment Facility [Member]	Aug. 31, 2011 Second Loan Agreement [Member] Equipment Facility [Member]	Dec. 31, 2010 Second Loan Agreement [Member] Equipment Facility [Member]	Dec. 31, 2013 Second Loan Agreement [Member] Growth Capital Facility [Member]	Dec. 31, 2011 Second Loan Agreement [Member] Growth Capital Facility [Member]	Oct. 31, 2011 Second Loan Agreement [Member] Growth Capital Facility [Member]	Oct. 31, 2013 Second Loan Agreement [Member] Revolving Credit Facility [Member]	Dec. 31, 2013 Second Loan Agreement [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 Second Loan Agreement [Member] Revolving Credit Facility [Member]	Dec. 31, 2011 Second Loan Agreement [Member] Revolving Credit Facility [Member]	Aug. 31, 2011 Second Loan Agreement [Member] Revolving Credit Facility [Member]	Jul. 31, 2011 Second Loan Agreement [Member] Revolving Credit Facility [Member]	Dec. 31, 2013 Second Loan Agreement [Member] Supplemental Equipment Line [Member]	Dec. 31, 2012 Second Loan Agreement [Member] Supplemental Equipment Line [Member]
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity																	$ 1,000,000				$ 3,000,000									$ 750,000								$ 25,000,000		$ 10,000,000	$ 3,000,000		$ 15,000,000
Line of credit, incremental borrowing capacity																	50,000				1,000,000
Line of credit, monthly installments																	36 months				36 months						36 months		36 months	36 months
Line of credit, final payment, percentage of principal drawn																	2.50%
Line of credit, amount outstanding																		0	0	0		0	0	0								564,000		2,750,000								0	0
Interest rate																												8.00%		7.00%	6.50%										1.50%
Repayments of Lines of Credit	20,000,000	0	2,322,000																																	20,000,000
Borrowing from line of credit	10,000,000	7,619,000	2,381,000																																		10,000,000	7,600,000	2,400,000
Term loan																												1,000,000
Line of credit facility, current borrowing capacity																																	1,750,000		1,000,000
Shares available from warrants				525,502											245,899	118,942									100,000	60,661
Exercise Price per Share (usd per share)					0.61		1.32		0.39		1.36				0.61	1.32									0.39	1.36
Class of Warrant or Right, Contractual Term															10 years	10 years
Preferred stock warrant liability				3,529,000		1,632,000		925,000		634,000		338,000		4,000
Number of Lenders													2
Remaining contractual term																									10 years	10 years
Class of Warrant or Right, Fair Value																									12,000	56,000
Volatility																									79.00%	79.00%
Risk-free interest rate																									2.20%	1.60%
Control premium																									30.00%	40.00%
Change of control probability																									50.00%	50.00%
IPO threshold																									$ 500,000,000	$ 500,000,000